Long-term bank loans (Details) - USD ($)		6 Months Ended
		Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term bank loans		$ 173,171,764	$ 260,099,174
Less: current portion of long term bank loans		(122,149,837)	(246,239,374)
Total long-term bank loans		51,021,927	13,859,800
Real estate properties under development securing long term loans		336,169,943	128,389,745
Land Use Right Securing Long-term Bank Loan		163,967,571	424,058,251
Restricted cash		$ 482,125,017	$ 363,137,210
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		114.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		120.00%
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Loans payable, weighted average interest rate		4.91%	7.23%
Loans from ICBC [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 0	$ 10,779,845
Loans from ICBC [Member] | Loan from ICBC Due July 20, 2016 at 5.25% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	10,779,845
Maturity date		Jul. 20, 2016
Stated rate		5.25%
Loans From Agricultural Bank Of China [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 0	6,159,911
Loans From Agricultural Bank Of China [Member] | Loan From Agricultural Bank Of China Due May 18, 2016, at 5.78% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	6,159,911
Maturity date		May 18, 2016
Stated rate		5.78%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 27,144,408	40,193,420
Loan from China Guangfa Bank [Member] | Loan From China Guangfa Bank Due May 29, 2016, at 8.00% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	3,233,953
Maturity date		May 29, 2016
Stated rate		8.00%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, December 23, 2017, at 8.4% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	6,159,911
Maturity date		Dec. 23, 2017
Stated rate		8.40%
Loan from China Guangfa Bank [Member] | Loan From China Guangfa Bank Due February 17, 2018, at 5.7% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 27,144,408	30,799,556
Maturity date		Feb. 17, 2018
Stated rate		5.70%
Loan From China Construction Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 67,861,021	76,998,891
Loan From China Construction Bank [Member] | Loan From China Construction Bank Due January 23, 2017, at 5.70% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 67,861,021	76,998,891
Maturity date		Jan. 23, 2017
Stated rate		5.70%
Loan from Bank of Shanghai [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 0	35,419,490
Loan from Bank of Shanghai [Member] | Loan From Bank Of Shanghai Due April 30, 2017, at 9.10% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 0 [1]	35,419,490	[3]
Maturity date		Apr. 30, 2017
Stated rate		9.10%
Loan from Ping An Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 0	43,119,380
Loan from Ping An Bank [Member] | Loan From Ping An Bank March 20, 2018, at 9.25% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	43,119,380
Maturity date		Mar. 20, 2018
Stated rate		9.25%
Loan from Bo Hai Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 45,240,680	0
Loan from Bo Hai Bank [Member] | Loan from Bo Hai Bank Due March 14, 2019, at 5.415% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 45,240,680	0
Maturity date		Mar. 14, 2019
Stated rate		5.415%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 32,925,655	47,428,237
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due April 27, 2018, at 6.18% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	47,428,237
Maturity date		Apr. 27, 2018
Stated rate		6.18%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due June 1, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[4]	$ 9,675,655	0
Maturity date		Jun. 01, 2018
Stated rate		1.25%
Restricted cash		$ 10,254,554
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due April 26, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[4]	$ 13,250,000	0
Maturity date		Apr. 26, 2018
Stated rate		1.25%
Restricted cash		$ 13,775,787
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due June 5, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[4]	$ 10,000,000	$ 0
Maturity date		Jun. 05, 2018
Stated rate		1.25%
Restricted cash		$ 10,556,159

[1]	These loans were paid in full during first half year of 2016.
[2]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2016.
[3]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2015.
[4]	Pursuant to the loan contract with The Bank of East Asia, these three loans from The Bank of East Asia, amounting to US$9.7 million, US$13.3 million and US$10.0 million respectively, are denominated in US$ and are secured by the deposits of US$10,254,554, US$13,775,787, and US$10,556,159 respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2016.